Distribution Date:	06/16/23	Wells Fargo Commercial Mortgage Trust 2019-C50
Determination Date:	06/12/23
Next Distribution Date:	07/17/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2019-C50

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001XAW6	2.741000%	31,064,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001XAX4	3.562000%	71,796,000.00	7,929,507.35	2,202,701.49	23,537.42	0.00	0.00	2,226,238.91	5,726,805.86	33.32%	30.00%
A-3	95001XAY2	3.269000%	3,550,000.00	3,550,000.00	0.00	9,670.79	0.00	0.00	9,670.79	3,550,000.00	33.32%	30.00%
A-SB	95001XAZ9	3.635000%	54,377,000.00	54,377,000.00	0.00	164,717.00	0.00	0.00	164,717.00	54,377,000.00	33.32%	30.00%
A-4	95001XBA3	3.466000%	245,000,000.00	245,000,000.00	0.00	707,641.67	0.00	0.00	707,641.67	245,000,000.00	33.32%	30.00%
A-5	95001XBB1	3.729000%	250,788,000.00	250,788,000.00	0.00	779,323.71	0.00	0.00	779,323.71	250,788,000.00	33.32%	30.00%
A-S	95001XBC9	4.021000%	85,589,000.00	85,589,000.00	0.00	286,794.47	0.00	0.00	286,794.47	85,589,000.00	23.12%	20.88%
B	95001XBD7	4.192000%	39,864,000.00	39,864,000.00	0.00	139,258.24	0.00	0.00	139,258.24	39,864,000.00	18.36%	16.63%
C	95001XBE5	4.345000%	39,863,000.00	39,863,000.00	0.00	144,337.28	0.00	0.00	144,337.28	39,863,000.00	13.61%	12.38%
D	95001XAJ5	3.000000%	25,794,000.00	25,794,000.00	0.00	64,485.00	0.00	0.00	64,485.00	25,794,000.00	10.54%	9.63%
E	95001XAL0	3.000000%	21,105,000.00	21,105,000.00	0.00	52,762.50	0.00	0.00	52,762.50	21,105,000.00	8.02%	7.38%
F	95001XAN6	3.540000%	22,276,000.00	22,276,000.00	0.00	65,714.20	0.00	0.00	65,714.20	22,276,000.00	5.37%	5.00%
G	95001XAQ9	3.540000%	9,380,000.00	9,380,000.00	0.00	27,671.00	0.00	0.00	27,671.00	9,380,000.00	4.25%	4.00%
H*	95001XAS5	3.540000%	37,519,076.00	35,650,211.85	0.00	53,014.12	0.00	0.00	53,014.12	35,650,211.85	0.00%	0.00%
R	95001XAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			937,965,076.00	841,165,719.20	2,202,701.49	2,518,927.40	0.00	0.00	4,721,628.89	838,963,017.71

X-A	95001XBF2	1.578098%	656,575,000.00	561,644,507.35	0.00	738,608.17	0.00	0.00	738,608.17	559,441,805.86
X-B	95001XBG0	1.037644%	165,316,000.00	165,316,000.00	0.00	142,949.34	0.00	0.00	142,949.34	165,316,000.00
X-D	95001XAA4	2.178006%	46,899,000.00	46,899,000.00	0.00	85,121.91	0.00	0.00	85,121.91	46,899,000.00
X-F	95001XAC0	1.638006%	22,276,000.00	22,276,000.00	0.00	30,406.85	0.00	0.00	30,406.85	22,276,000.00
X-G	95001XAE6	1.638006%	9,380,000.00	9,380,000.00	0.00	12,803.75	0.00	0.00	12,803.75	9,380,000.00
X-H	95001XAG1	1.638006%	37,519,076.00	35,650,211.85	0.00	48,662.71	0.00	0.00	48,662.71	35,650,211.85
Notional SubTotal			937,965,076.00	841,165,719.20	0.00	1,058,552.73	0.00	0.00	1,058,552.73	838,963,017.71

Deal Distribution Total					2,202,701.49	3,577,480.13	0.00	0.00	5,780,181.62

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001XAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001XAX4	110.44497395	30.68000292	0.32783748	0.00000000	0.00000000	0.00000000	0.00000000	31.00784041	79.76497103
A-3	95001XAY2	1,000.00000000	0.00000000	2.72416620	0.00000000	0.00000000	0.00000000	0.00000000	2.72416620	1,000.00000000
A-SB	95001XAZ9	1,000.00000000	0.00000000	3.02916674	0.00000000	0.00000000	0.00000000	0.00000000	3.02916674	1,000.00000000
A-4	95001XBA3	1,000.00000000	0.00000000	2.88833335	0.00000000	0.00000000	0.00000000	0.00000000	2.88833335	1,000.00000000
A-5	95001XBB1	1,000.00000000	0.00000000	3.10750000	0.00000000	0.00000000	0.00000000	0.00000000	3.10750000	1,000.00000000
A-S	95001XBC9	1,000.00000000	0.00000000	3.35083328	0.00000000	0.00000000	0.00000000	0.00000000	3.35083328	1,000.00000000
B	95001XBD7	1,000.00000000	0.00000000	3.49333333	0.00000000	0.00000000	0.00000000	0.00000000	3.49333333	1,000.00000000
C	95001XBE5	1,000.00000000	0.00000000	3.62083335	0.00000000	0.00000000	0.00000000	0.00000000	3.62083335	1,000.00000000
D	95001XAJ5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	95001XAL0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	95001XAN6	1,000.00000000	0.00000000	2.95000000	0.00000000	0.00000000	0.00000000	0.00000000	2.95000000	1,000.00000000
G	95001XAQ9	1,000.00000000	0.00000000	2.95000000	0.00000000	0.00000000	0.00000000	0.00000000	2.95000000	1,000.00000000
H	95001XAS5	950.18896121	0.00000000	1.41299109	1.39006622	32.05297460	0.00000000	0.00000000	1.41299109	950.18896121
R	95001XAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001XBF2	855.41561490	0.00000000	1.12494105	0.00000000	0.00000000	0.00000000	0.00000000	1.12494105	852.06077883
X-B	95001XBG0	1,000.00000000	0.00000000	0.86470360	0.00000000	0.00000000	0.00000000	0.00000000	0.86470360	1,000.00000000
X-D	95001XAA4	1,000.00000000	0.00000000	1.81500480	0.00000000	0.00000000	0.00000000	0.00000000	1.81500480	1,000.00000000
X-F	95001XAC0	1,000.00000000	0.00000000	1.36500494	0.00000000	0.00000000	0.00000000	0.00000000	1.36500494	1,000.00000000
X-G	95001XAE6	1,000.00000000	0.00000000	1.36500533	0.00000000	0.00000000	0.00000000	0.00000000	1.36500533	1,000.00000000
X-H	95001XAG1	950.18896121	0.00000000	1.29701249	0.00000000	0.00000000	0.00000000	0.00000000	1.29701249	950.18896121

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	05/01/23 - 05/30/23	30	0.00	23,537.42	0.00	23,537.42	0.00	0.00	0.00	23,537.42	0.00
A-3	05/01/23 - 05/30/23	30	0.00	9,670.79	0.00	9,670.79	0.00	0.00	0.00	9,670.79	0.00
A-SB	05/01/23 - 05/30/23	30	0.00	164,717.00	0.00	164,717.00	0.00	0.00	0.00	164,717.00	0.00
A-4	05/01/23 - 05/30/23	30	0.00	707,641.67	0.00	707,641.67	0.00	0.00	0.00	707,641.67	0.00
A-5	05/01/23 - 05/30/23	30	0.00	779,323.71	0.00	779,323.71	0.00	0.00	0.00	779,323.71	0.00
X-A	05/01/23 - 05/30/23	30	0.00	738,608.17	0.00	738,608.17	0.00	0.00	0.00	738,608.17	0.00
X-B	05/01/23 - 05/30/23	30	0.00	142,949.34	0.00	142,949.34	0.00	0.00	0.00	142,949.34	0.00
X-D	05/01/23 - 05/30/23	30	0.00	85,121.91	0.00	85,121.91	0.00	0.00	0.00	85,121.91	0.00
X-F	05/01/23 - 05/30/23	30	0.00	30,406.85	0.00	30,406.85	0.00	0.00	0.00	30,406.85	0.00
X-G	05/01/23 - 05/30/23	30	0.00	12,803.75	0.00	12,803.75	0.00	0.00	0.00	12,803.75	0.00
X-H	05/01/23 - 05/30/23	30	0.00	48,662.71	0.00	48,662.71	0.00	0.00	0.00	48,662.71	0.00
A-S	05/01/23 - 05/30/23	30	0.00	286,794.47	0.00	286,794.47	0.00	0.00	0.00	286,794.47	0.00
B	05/01/23 - 05/30/23	30	0.00	139,258.24	0.00	139,258.24	0.00	0.00	0.00	139,258.24	0.00
C	05/01/23 - 05/30/23	30	0.00	144,337.28	0.00	144,337.28	0.00	0.00	0.00	144,337.28	0.00
D	05/01/23 - 05/30/23	30	0.00	64,485.00	0.00	64,485.00	0.00	0.00	0.00	64,485.00	0.00
E	05/01/23 - 05/30/23	30	0.00	52,762.50	0.00	52,762.50	0.00	0.00	0.00	52,762.50	0.00
F	05/01/23 - 05/30/23	30	0.00	65,714.20	0.00	65,714.20	0.00	0.00	0.00	65,714.20	0.00
G	05/01/23 - 05/30/23	30	0.00	27,671.00	0.00	27,671.00	0.00	0.00	0.00	27,671.00	0.00
H	05/01/23 - 05/30/23	30	1,147,060.16	105,168.12	0.00	105,168.12	52,154.00	0.00	0.00	53,014.12	1,202,597.99
Totals			1,147,060.16	3,629,634.13	0.00	3,629,634.13	52,154.00	0.00	0.00	3,577,480.13	1,202,597.99

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	5,780,181.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,644,427.87	Master Servicing Fee	7,788.65
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,142.53
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	362.17
ARD Interest	0.00	Operating Advisor Fee	978.61
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	231.79
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,644,427.87	Total Fees	14,793.75

Principal		Expenses/Reimbursements
Scheduled Principal	702,701.49	Reimbursement for Interest on Advances	0.13
Unscheduled Principal Collections		ASER Amount	29,595.67
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,843.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	715.03
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,500,000.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,202,701.49	Total Expenses/Reimbursements	52,154.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,577,480.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,202,701.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,780,181.62
Total Funds Collected	5,847,129.36	Total Funds Distributed	5,847,129.37

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	841,165,719.20	841,165,719.20	Beginning Certificate Balance	841,165,719.20
(-) Scheduled Principal Collections	702,701.49	702,701.49	(-) Principal Distributions	2,202,701.49
(-) Unscheduled Principal Collections	1,500,000.00	1,500,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	838,963,017.71	838,963,017.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	844,471,296.20	844,471,296.20	Ending Certificate Balance	838,963,017.71
Ending Actual Collateral Balance	842,385,972.19	842,385,972.19

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	27,197,598.15	3.24%	70	5.2577	NAP	Defeased	2	27,197,598.15	3.24%	70	5.2577	NAP
4,000,000 or less	10	28,074,489.92	3.35%	58	5.1440	2.304758	1.20 or less	8	121,510,222.94	14.48%	62	5.4880	0.710861
4,000,001 to 5,000,000	7	32,463,568.68	3.87%	69	5.1930	1.909751	1.21 to 1.30	2	14,965,246.18	1.78%	70	4.9000	1.290000
5,000,001 to 6,000,000	4	20,956,763.57	2.50%	67	5.0274	1.679891	1.31 to 1.40	5	48,410,043.02	5.77%	70	5.3754	1.382213
6,000,001 to 7,000,000	5	32,845,250.75	3.91%	70	5.1889	1.788020	1.41 to 1.50	7	122,535,819.11	14.61%	69	5.0810	1.456910
7,000,001 to 8,000,000	4	30,264,531.90	3.61%	70	5.1217	1.533385	1.51 to 1.60	6	46,208,657.42	5.51%	69	5.2330	1.552132
8,000,001 to 9,000,000	3	25,656,254.21	3.06%	68	5.1672	1.543711	1.61 to 1.70	5	87,657,661.97	10.45%	69	4.9424	1.637192
9,000,001 to 10,000,000	3	29,953,661.58	3.57%	49	4.7892	2.277692	1.71 to 1.80	4	42,188,826.73	5.03%	70	4.6801	1.768826
10,000,001 to 15,000,000	11	145,428,164.00	17.33%	57	5.0197	1.649691	1.81 to 1.90	6	64,639,171.70	7.70%	69	4.9836	1.865762
15,000,001 to 20,000,000	6	108,570,071.00	12.94%	69	5.1077	1.326009	1.91 to 2.00	4	101,269,195.55	12.07%	70	4.9063	1.946288
20,000,001 to 30,000,000	7	182,700,000.00	21.78%	70	4.7508	2.079604	2.01 to 2.50	9	81,497,654.66	9.71%	57	4.8910	2.196549
30,000,001 or greater	5	174,852,663.95	20.84%	69	5.1787	1.571895	2.51 to 3.50	6	37,882,920.28	4.52%	70	4.7824	2.786583
Totals	67	838,963,017.71	100.00%	66	5.0310	1.732809	3.51 to 4.00	3	43,000,000.00	5.13%	51	4.2694	3.960186
							4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	67	838,963,017.71	100.00%	66	5.0310	1.732809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	27,197,598.15	3.24%	70	5.2577	NAP
							Defeased	4	27,197,598.15	3.24%	70	5.2577	NAP
Alabama	2	17,138,024.23	2.04%	67	5.4702	1.330794
							Industrial	6	58,125,819.17	6.93%	70	4.9098	2.195449
Arkansas	1	4,478,658.42	0.53%	68	5.1100	2.569300
							Lodging	16	160,039,145.90	19.08%	70	5.3376	1.275646
California	12	125,995,545.71	15.02%	69	5.0363	1.960840
							Mixed Use	3	53,724,077.99	6.40%	70	4.9648	1.649055
Colorado	1	6,752,438.33	0.80%	70	5.1000	0.791100
							Mobile Home Park	10	24,942,076.97	2.97%	70	4.9000	1.679400
Florida	7	64,337,863.68	7.67%	69	5.2065	1.784426
							Multi-Family	8	19,429,082.56	2.32%	70	5.3179	1.531787
Georgia	1	8,565,244.69	1.02%	70	4.9500	1.333800
							Office	15	146,948,289.39	17.52%	52	4.9602	1.741141
Illinois	2	12,100,012.26	1.44%	69	4.5669	2.151876
							Other	1	24,000,000.00	2.86%	71	5.0200	1.412000
Louisiana	4	34,998,040.05	4.17%	66	4.8052	1.911283
							Retail	22	252,094,466.25	30.05%	68	5.0254	1.636061
Maryland	2	23,805,982.75	2.84%	69	4.8989	2.031970
							Self Storage	26	72,462,461.33	8.64%	70	4.5504	2.829394
Michigan	11	68,515,557.07	8.17%	70	4.8845	1.824390
							Totals	111	838,963,017.71	100.00%	66	5.0310	1.732809
Nevada	1	6,711,442.71	0.80%	70	4.6200	1.784200

New Jersey	2	19,224,077.99	2.29%	25	5.3786	1.509806

New York	5	55,878,336.68	6.66%	70	5.1550	1.197599

North Carolina	2	43,463,310.46	5.18%	70	5.2053	1.470999

Ohio	18	111,954,506.94	13.34%	70	5.1943	1.332708

Pennsylvania	2	32,521,062.66	3.88%	69	4.7999	1.616215

South Carolina	8	46,975,568.74	5.60%	69	5.0537	1.691442

Tennessee	13	40,514,147.86	4.83%	68	4.8273	2.188567

Texas	9	72,442,459.12	8.63%	46	4.8316	2.010928

Wisconsin	4	15,393,139.21	1.83%	69	4.6009	2.115102

Totals	111	838,963,017.71	100.00%	66	5.0310	1.732809

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	27,197,598.15	3.24%	70	5.2577	NAP	Defeased	2	27,197,598.15	3.24%	70	5.2577	NAP
	4.250% or less	2	37,704,546.60	4.49%	70	4.1604	3.699685	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	10,100,000.00	1.20%	70	4.4950	2.613800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	11	159,774,315.81	19.04%	59	4.6479	2.038606	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	14	162,795,270.03	19.40%	70	4.8853	1.833105	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	20	245,462,073.22	29.26%	69	5.1251	1.564495	49 months or greater	65	811,765,419.56	96.76%	66	5.0234	1.741320
	5.251% to 5.500%	9	86,056,481.94	10.26%	59	5.3291	1.696210	Totals	67	838,963,017.71	100.00%	66	5.0310	1.732809
	5.501% to 5.750%	7	95,181,076.70	11.35%	69	5.6156	0.768185
	5.751% or more	1	14,691,655.26	1.75%	71	5.8900	1.388600
	Totals	67	838,963,017.71	100.00%	66	5.0310	1.732809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	27,197,598.15	3.24%	70	5.2577	NAP	Defeased	2	27,197,598.15	3.24%	70	5.2577	NAP
	60 months or less	5	46,050,000.00	5.49%	10	4.8951	2.280649	Interest Only	19	252,075,000.00	30.05%	59	4.9620	1.895644
61 months to 81 months		60	765,715,419.56	91.27%	69	5.0311	1.708885	240 months or less	3	34,051,207.90	4.06%	70	5.5460	0.629823
	82 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	67	838,963,017.71	100.00%	66	5.0310	1.732809	301 months or greater	43	525,639,211.66	62.65%	69	5.0190	1.739316
								Totals	67	838,963,017.71	100.00%	66	5.0310	1.732809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	27,197,598.15	3.24%	70	5.2577	NAP			No outstanding loans in this group
Underwriter's Information		7	32,465,246.18	3.87%	45	4.7694	2.448008
	12 months or less	56	751,322,625.09	89.55%	67	5.0189	1.759251
	13 months to 24 months	2	27,977,548.29	3.33%	69	5.4407	0.439766
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	67	838,963,017.71	100.00%	66	5.0310	1.732809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	610946537	OF	Fort Lauderdale	FL	Actual/360	5.160%	187,417.95	50,371.54	0.00	N/A	03/11/29	--	42,179,582.96	42,129,211.42	06/11/23
2	307331114	LO	Various	OH	Actual/360	5.600%	161,512.36	42,285.68	0.00	N/A	03/06/29	--	33,493,346.21	33,451,060.53	10/06/20
3	310946015	LO	Garden Grove	CA	Actual/360	5.253%	158,328.62	0.00	0.00	N/A	03/11/29	--	35,000,000.00	35,000,000.00	05/11/23
4	883100981	LO	Charlotte	NC	Actual/360	5.100%	144,354.22	45,678.20	0.00	N/A	04/06/29	--	32,870,030.15	32,824,351.95	06/06/23
5	300571942	IN	Akron	OH	Actual/360	4.917%	127,022.50	0.00	0.00	N/A	05/01/29	--	30,000,000.00	30,000,000.00	06/01/23
5A	300571945				Actual/360	4.917%	8,468.17	0.00	0.00	N/A	05/01/29	--	2,000,000.00	2,000,000.00	06/01/23
5B	300571948				Actual/360	4.917%	6,351.12	0.00	0.00	N/A	05/01/29	--	1,500,000.00	1,500,000.00	06/01/23
5C	300571947				Actual/360	4.917%	4,234.08	0.00	0.00	N/A	05/01/29	--	1,000,000.00	1,000,000.00	06/01/23
6	310949321	SS	Various	LA	Actual/360	4.755%	128,922.63	38,100.97	0.00	N/A	04/11/29	--	31,486,141.02	31,448,040.05	06/11/23
7	883100977	SS	Various	Various	Actual/360	4.140%	106,950.00	0.00	0.00	N/A	04/06/29	--	30,000,000.00	30,000,000.00	06/06/23
8	321770008	OF	Addison	TX	Actual/360	4.568%	59,003.33	0.00	0.00	N/A	02/06/24	--	15,000,000.00	15,000,000.00	06/06/23
8A	321770108				Actual/360	4.568%	11,800.67	0.00	0.00	N/A	02/06/24	--	3,000,000.00	3,000,000.00	06/06/23
8B	321770208				Actual/360	4.568%	39,335.56	0.00	0.00	N/A	02/06/24	--	10,000,000.00	10,000,000.00	06/06/23
9	310948940	MU	Sausalito	CA	Actual/360	4.750%	110,437.50	0.00	0.00	N/A	04/11/29	--	27,000,000.00	27,000,000.00	06/11/23
11	321770011	RT	Pittsburgh	PA	Actual/360	4.649%	100,093.40	0.00	0.00	N/A	03/06/29	--	25,000,000.00	25,000,000.00	06/06/23
12	321770012	MH	Various	Various	Actual/360	4.900%	42,142.80	10,929.87	0.00	N/A	04/06/29	--	9,987,760.66	9,976,830.79	06/06/23
12A	321770112				Actual/360	4.900%	42,142.80	10,929.87	0.00	N/A	04/06/29	--	9,987,760.66	9,976,830.79	06/06/23
12B	321770212				Actual/360	4.900%	21,071.40	5,464.94	0.00	N/A	04/06/29	--	4,993,880.33	4,988,415.39	06/06/23
13	600949315	RT	Livonia	MI	Actual/360	4.750%	101,029.86	0.00	0.00	N/A	04/11/29	--	24,700,000.00	24,700,000.00	06/11/23
14	307331120	98	Monsey	NY	Actual/360	5.020%	103,746.67	0.00	0.00	N/A	05/06/29	--	24,000,000.00	24,000,000.00	06/06/23
15	301741384	MU	Brooklyn	NY	Actual/360	5.180%	104,823.06	1,500,000.00	0.00	N/A	05/06/29	--	23,500,000.00	22,000,000.00	06/06/23
17	321770017	LO	Various	OH	Actual/360	5.570%	92,078.86	46,469.51	0.00	N/A	04/06/29	--	19,197,538.78	19,151,069.27	04/06/21
19	321770019	RT	Smyrna	TN	Actual/360	5.090%	87,047.30	24,402.64	0.00	N/A	01/06/29	--	19,859,958.81	19,835,556.17	06/06/23
20	301741373	IN	Landover	MD	Actual/360	4.850%	80,061.37	22,838.54	0.00	N/A	03/06/29	--	19,169,999.29	19,147,160.75	06/06/23
21	300571933	RT	Plano	TX	Actual/360	5.100%	82,343.75	0.00	0.00	N/A	04/06/29	--	18,750,000.00	18,750,000.00	06/06/23
22	321770022	Various Various		TX	Actual/360	5.150%	68,761.11	21,333.22	0.00	N/A	04/06/29	01/06/29	15,505,166.24	15,483,833.02	06/06/23
23	310948321	RT	Dublin	CA	Actual/360	4.970%	68,496.92	18,706.39	0.00	N/A	02/11/29	--	16,004,991.20	15,986,284.81	06/11/23
24	301741376	RT	Thousand Oaks	CA	Actual/360	5.030%	68,002.81	0.00	0.00	N/A	03/06/29	--	15,700,000.00	15,700,000.00	06/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	301741385	RT	Visalia	CA	Actual/360	5.890%	74,602.67	17,234.33	0.00	N/A	05/06/29	--	14,708,889.59	14,691,655.26	06/06/23
26	883100980	OF	Various	OH	Actual/360	4.590%	58,119.93	19,711.20	0.00	N/A	04/06/29	--	14,704,600.84	14,684,889.64	06/06/23
27	883100964	OF	Waukesha	WI	Actual/360	4.627%	58,121.63	18,245.86	0.00	N/A	03/06/29	--	14,587,441.41	14,569,195.55	06/06/23
28	301741381	OF	Newark	NJ	Actual/360	5.440%	67,924.44	0.00	0.00	N/A	04/06/24	--	14,500,000.00	14,500,000.00	11/06/20
29	883100967	RT	Lexington	SC	Actual/360	4.540%	53,460.07	17,427.20	0.00	N/A	03/06/29	--	13,674,595.35	13,657,168.15	06/06/23
30	321770030	RT	Montgomery	AL	Actual/360	5.640%	64,459.19	13,382.32	0.00	N/A	01/06/29	--	13,272,311.50	13,258,929.18	06/06/23
31	300571929	RT	North Charleston	SC	Actual/360	4.980%	55,449.34	16,053.26	0.00	N/A	03/06/29	--	12,930,277.77	12,914,224.51	06/06/23
32	307331115	RT	Richmond	VA	Actual/360	5.400%	54,577.18	23,263.45	0.00	N/A	04/06/29	--	11,737,028.58	11,713,765.13	06/06/23
33	301741379	RT	Utica	MI	Actual/360	4.900%	48,226.84	16,521.82	0.00	N/A	04/06/29	--	11,429,665.02	11,413,143.20	06/06/23
34	300571926	RT	Cary	NC	Actual/360	5.530%	50,727.11	13,645.90	0.00	N/A	03/06/29	--	10,652,604.41	10,638,958.51	06/06/23
35	410949008	RT	Fort Worth	TX	Actual/360	4.495%	39,094.01	0.00	0.00	N/A	04/11/29	--	10,100,000.00	10,100,000.00	06/11/23
36	600947709	RT	Various	TN	Actual/360	5.160%	39,266.52	10,696.60	0.00	N/A	01/11/29	--	8,837,175.62	8,826,479.02	06/11/23
37	300571934	LO	Canton	GA	Actual/360	4.950%	36,561.69	12,278.26	0.00	N/A	04/06/29	--	8,577,522.95	8,565,244.69	06/06/23
38	300571932	LO	Odessa	TX	Actual/360	5.750%	39,252.29	23,935.23	0.00	N/A	04/06/29	--	7,927,531.64	7,903,596.41	08/06/20
39	410947388	RT	Eustis	FL	Actual/360	5.400%	38,481.43	11,045.59	0.00	N/A	01/11/29	--	8,275,576.09	8,264,530.50	08/11/22
40	307331119	LO	Miami	FL	Actual/360	5.250%	31,730.46	22,177.07	0.00	N/A	05/06/29	--	7,018,719.29	6,996,542.22	06/06/23
41	300571936	OF	Upper Merion	PA	Actual/360	5.300%	34,364.87	8,671.24	0.00	N/A	04/06/29	--	7,529,733.90	7,521,062.66	06/06/23
42	300571937	RT	Peoria	IL	Actual/360	4.240%	28,165.90	9,791.25	0.00	N/A	04/06/29	--	7,714,337.85	7,704,546.60	06/06/23
43	600948934	SS	Royal Oak	MI	Actual/360	5.190%	31,924.01	7,841.75	0.00	N/A	04/11/29	--	7,143,167.98	7,135,326.23	06/11/23
44	321770044	LO	Colorado Springs	CO	Actual/360	5.100%	29,695.73	9,396.65	0.00	N/A	04/06/29	--	6,761,834.98	6,752,438.33	06/06/23
45	410948992	OF	Reno	NV	Actual/360	4.620%	26,741.16	10,255.34	0.00	N/A	04/11/29	--	6,721,698.05	6,711,442.71	06/11/23
46	321770046	MF	Various	SC	Actual/360	5.745%	31,127.01	7,659.47	0.00	N/A	04/06/29	--	6,291,993.05	6,284,333.58	06/06/23
47	300571930	LO	Greenville	SC	Actual/360	5.270%	27,721.83	8,251.97	0.00	N/A	03/06/29	--	6,108,745.88	6,100,493.91	06/06/23
49	321770049	MF	Various	Various	Actual/360	4.600%	21,627.59	8,362.11	0.00	N/A	04/06/29	--	5,459,981.87	5,451,619.76	06/06/23
50	416000258	OF	Brooklyn	NY	Actual/360	5.250%	24,380.20	7,647.61	0.00	N/A	08/01/28	--	5,392,855.07	5,385,207.46	06/01/23
51	600946126	OF	Cleveland	OH	Actual/360	5.250%	22,725.12	6,817.78	0.00	N/A	03/11/29	--	5,026,754.13	5,019,936.35	06/11/23
52	883100965	RT	Burbank	CA	Actual/360	5.030%	22,090.08	0.00	0.00	N/A	03/06/29	--	5,100,000.00	5,100,000.00	06/06/23
53	300571931	MU	Fair Lawn	NJ	Actual/360	5.190%	21,135.89	5,191.79	0.00	N/A	04/06/29	--	4,729,269.78	4,724,077.99	06/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
54	307331121	OF	Hanover	MD	Actual/360	5.100%	20,484.49	5,577.10	0.00	N/A	05/06/29	--	4,664,399.10	4,658,822.00	06/06/23
55	307331113	MF	Binghamton	NY	Actual/360	5.640%	21,849.23	5,683.60	0.00	N/A	02/06/29	--	4,498,812.82	4,493,129.22	06/06/23
56	600949123	RT	North Charleston	SC	Actual/360	5.300%	21,564.38	0.00	0.00	N/A	01/11/29	--	4,725,000.00	4,725,000.00	06/11/23
57	883100960	RT	Round Lake Beach	IL	Actual/360	5.140%	19,482.05	6,152.23	0.00	N/A	02/06/29	--	4,401,617.89	4,395,465.66	06/06/23
58	883100963	IN	Little Rock	AR	Actual/360	5.110%	19,728.16	4,732.24	0.00	N/A	02/06/29	--	4,483,390.66	4,478,658.42	06/06/23
59	410947962	OF	Sarasota	FL	Actual/360	5.480%	17,806.15	4,855.24	0.00	N/A	04/11/29	--	3,773,376.84	3,768,521.60	06/11/23
60	410949181	SS	Saraland	AL	Actual/360	4.890%	16,353.53	4,586.17	0.00	N/A	03/11/29	--	3,883,681.22	3,879,095.05	06/11/23
61	321770061	RT	Houma	LA	Actual/360	5.250%	16,048.96	0.00	0.00	N/A	02/06/26	--	3,550,000.00	3,550,000.00	06/06/23
62	307331118	LO	Boiling Springs	SC	Actual/360	5.400%	15,338.78	4,314.80	0.00	N/A	04/06/29	--	3,298,663.39	3,294,348.59	06/06/23
63	321770063	MF	Ann Arbor	MI	Actual/360	5.250%	14,466.67	0.00	0.00	N/A	04/06/29	--	3,200,000.00	3,200,000.00	06/06/23
64	600947148	RT	Harlingen	TX	Actual/360	5.460%	13,570.46	3,783.69	0.00	N/A	02/11/29	--	2,886,308.37	2,882,524.68	06/11/23
Totals							3,644,427.87	2,202,701.49	0.00				841,165,719.20	838,963,017.71
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,846,585.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	2,845,473.69	0.00	--	--	12/12/22	0.00	0.00	203,369.17	6,516,920.24	580,643.20	0.00
3	17,113,241.00	19,348,309.34	04/01/22	03/31/23	--	0.00	0.00	156,594.66	156,594.66	0.00	0.00
4	5,074,806.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,515,822.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,771,724.11	961,701.05	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	12,079,345.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	12,529,602.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,579,618.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	1,645,341.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,677,099.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,361,300.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,443,518.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,180,084.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	117,322.00	0.00	--	--	11/14/22	2,254,692.07	132,810.83	127,497.88	3,515,390.07	0.00	0.00
19	2,431,021.00	532,022.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,513,403.68	730,013.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,545,148.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,227,266.46	380,474.12	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,261,736.22	332,148.82	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,562,452.37	420,566.17	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,635,716.88	461,434.83	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,267,258.94	526,287.40	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	947,562.00	0.00	--	--	11/14/22	3,447,999.76	227,546.20	51,601.65	1,851,162.67	1,879,726.12	0.00
29	1,900,336.00	406,471.66	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	811,999.00	202,409.39	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,018,746.00	358,391.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,289,671.59	384,693.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,145,636.64	312,125.39	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,355,503.57	320,127.48	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	898,424.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	894,746.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	431,160.00	0.00	--	--	01/11/23	536,453.76	12,926.96	60,432.13	2,134,254.75	238,302.22	0.00
39	1,148,094.44	0.00	--	--	01/11/23	0.00	0.00	49,421.05	494,918.54	0.00	0.00
40	2,184,735.52	2,163,261.18	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	200,342.64	0.00
41	729,392.40	211,551.24	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	952,295.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	806,547.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	459,056.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	850,656.53	202,724.39	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	697,898.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,075,163.85	1,069,346.87	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	684,457.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	607,310.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	698,951.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	471,213.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1,216,895.21	280,558.90	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	483,246.83	151,417.20	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	92,427.02	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	469,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	488,121.00	126,289.64	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	623,063.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	462,609.86	137,884.19	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	783,430.13	204,169.79	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	98,356.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	392,592.24	443,673.68	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	388,397.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	302,527.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	119,248,986.35	32,504,177.25				6,239,145.59	373,283.99	648,916.54	14,669,240.93	2,899,014.18	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
15	301741384	1,500,000.00	Partial Liquidation (Curtailment)	0.00	0.00
Totals		1,500,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/16/23	0	0.00	0	0.00	5	83,270,256.71	0	0.00	0	0.00	0	0.00	1	1,500,000.00	0	0.00	5.031024%	4.979221%	66
05/17/23	0	0.00	0	0.00	5	83,393,992.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.031397%	4.979204%	67
04/17/23	0	0.00	0	0.00	5	83,527,792.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.031515%	4.979310%	68
03/17/23	1	23,500,000.00	0	0.00	5	83,650,292.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.031634%	4.979417%	69
02/17/23	0	0.00	0	0.00	5	83,804,305.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.031789%	4.979559%	70
01/18/23	0	0.00	0	0.00	6	107,425,479.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.031906%	4.979664%	71
12/16/22	0	0.00	0	0.00	6	107,546,071.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.032022%	4.979768%	72
11/18/22	0	0.00	1	8,346,911.78	5	99,329,930.89	0	0.00	0	0.00	0	0.00	0	0.00	1	20,832,656.78	5.032149%	4.979883%	73
10/17/22	0	0.00	1	8,357,576.07	5	99,438,652.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.048328%	4.996950%	74
09/16/22	1	8,369,440.61	0	0.00	5	99,556,397.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.048459%	4.995716%	75
08/17/22	0	0.00	0	0.00	5	99,664,028.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.048577%	4.995822%	76
07/15/22	1	8,390,511.77	0	0.00	5	99,771,141.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.048693%	4.995928%	77
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	307331114	10/06/20	31	6	203,369.17	6,516,920.24	718,454.99	34,801,502.55	05/08/20	2
3	310946015	05/11/23	0	B	156,594.66	156,594.66	0.00	35,000,000.00
17	321770017	04/06/21	25	6	127,497.88	3,515,390.07	732,248.13	20,332,778.23	05/05/20	2
28	301741381	11/06/20	30	6	51,601.65	1,851,162.67	2,241,808.82	14,500,000.00	05/07/20	2
38	300571932	08/06/20	33	6	60,432.13	2,134,254.75	271,988.54	8,678,929.80	09/16/20	2
39	410947388	08/11/22	9	6	49,421.05	494,918.54	9,065.00	8,380,000.63	10/06/22	13
Totals					648,916.54	14,669,240.93	3,973,565.48	121,693,211.21
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		42,500,000	28,000,000	14,500,000		0
13 - 24 Months		0	0	0		0
25 - 36 Months		3,550,000	3,550,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		792,913,018	724,142,761	68,770,257		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	838,963,018	755,692,761	0	0	83,270,257	0
May-23	841,165,719	757,771,726	0	0	83,393,993	0
Apr-23	841,938,365	758,410,573	0	0	83,527,792	0
Mar-23	842,597,743	735,447,450	23,500,000	0	83,650,293	0
Feb-23	843,461,119	759,656,814	0	0	83,804,306	0
Jan-23	844,109,092	736,683,613	0	0	107,425,479	0
Dec-22	844,754,185	737,208,113	0	0	107,546,071	0
Nov-22	845,465,038	737,788,196	0	8,346,912	99,329,931	0
Oct-22	866,962,073	759,165,844	0	8,357,576	99,438,653	0
Sep-22	867,695,598	759,769,760	8,369,441	0	99,556,397	0
Aug-22	868,353,740	768,689,711	0	0	99,664,029	0
Jul-22	869,008,947	760,847,293	8,390,512	0	99,771,141	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	307331114	33,451,060.53	34,801,502.55	42,500,000.00	12/01/22	2,274,754.69	0.93010	12/31/22	03/06/29	308
15	301741384	22,000,000.00	22,000,000.00	22,700,000.00	11/23/22	1,124,610.00	0.91120	12/31/22	05/06/29	I/O
17	321770017	19,151,069.27	20,332,778.23	22,800,000.00	11/02/22	(30,237.00)	(0.03630)	12/31/21	04/06/29	219
28	301741381	14,500,000.00	14,500,000.00	16,000,000.00	10/26/22	698,318.00	0.87310	12/31/22	04/06/24	I/O
38	300571932	7,903,596.41	8,678,929.80	10,500,000.00	12/01/22	265,104.00	0.34960	12/31/22	04/06/29	189
39	410947388	8,264,530.50	8,380,000.63	10,300,000.00	12/05/22	1,091,848.44	1.83710	12/31/22	01/11/29	306
Totals		105,270,256.71	108,693,211.21	124,800,000.00		5,424,398.13

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	307331114	LO	OH	05/08/20	2

The loan transferred to special servicing in May 2020 due to a borrower-declared imminent monetary default as a result of COVID-19. The loan subsequently went into payment default beginning with the May 2020 payment. Special Servicer and the borrower part ies engaged in discussions relating to a forbearance agreement. After the loan was accelerated, the borrower agreed to terms of a forbearance. After forbearance documents were drafted, the borrower decided not to execute the forbearance agreement, and Spe cial Servicer then initiated foreclosure proceedings. The borrower has re-engaged discussions and settlement terms were reached. Special Servicer has received Lender's approval for a settlement whereby

	the loan will be reinstated and subsequently defeased , however, borrower failed to execute. Special Servicer is proceeding with a foreclosure strategy.
15	301741384	MU	NY	03/22/21	9

The loan transferred for Imminent Monetary Default at the Borrower's request as a result of the COVID-19 pandemic. The loan subsequently went into payment default and Special Servicer started dual tracking a potential settlement and pursuing its rights a nd remedies. Borrower made a relief request and Special Servicer negotiated a settlement agreement and closed in 1/2023 and the Loan was brought current. The loan js in the process of being returned to the Master

	Servicer.

17	321770017	LO	OH	05/05/20	2

Loan transferred due to Payment Default as a result of the Covid-19 pandemic. Special Servicer has commenced foreclosure process. Borrower received court approval and has put a limited receiver into the Hampton Inn to supervise contractor work. Foreclosur e / Receivership case pending; hearing in late January postponed due to appeal. Appeals Court granted the Servicer's Motion to Dismiss the Appeal as "not final" and has moved jurisdiction back to state court for adjudication on

	the merits.

28	301741381	OF	NJ	05/07/20	2

A receiver was appointed to the property. Lender filed for summary judgment on 9/1/2022. Borrower has filed its opposition papers and lender has filed a response. The court granted final judgment of foreclosure on 3/7/2023. Simultaneous with foreclosure litigation, Special Servicer ran a marketing process for a loan sale and received lender's approval to sell the loan to a third party buyer, however, the buyer did not move forward with the deal. The court has scheduled an evidentiary

	hearing to take plac e in August for the computation of amounts due and owing. Special Servicer continues to pursue a foreclosure strategy.

38	300571932	LO	TX	09/16/20	2

The Loan transferred due to COVID-related issues. A pre-negotiation letter was executed and Special Servicer and Borrower engaged in discussions regarding relief. Special Servicer has received approval to enter into a Forbearance Agreement

	with Borrower. The agreement is currently circulating for comments. Borrower communicated it not move forward with agreement as planned and lender dual tracking with FC litigation.

39	410947388	RT	FL	10/06/22	13
	Loan transferred to special servicing on 10/17/22 for imminent monetary default. Special Servicer is in discussions with the Borrower related to a bring current and implementation of cash management.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	310948321	16,300,000.00	4.97000%	16,300,000.00 4.97000%		10	08/12/20	04/11/20	09/11/20
39	410947388	8,626,784.99	5.40000%	8,626,784.99 5.40000%		10	08/10/20	08/10/20	--
39	410947388	8,595,819.00	5.40000%	8,595,819.00 5.40000%		10	10/01/20	10/01/20	12/11/20
Totals		24,895,819.00		24,895,819.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	321770010	03/17/22	5,000,000.00	326,000,000.00	5,063,626.59	63,626.59	5,063,626.59	5,000,000.00	0.00	0.00	0.00	0.00	0.00%
10A	321770110	03/17/22	10,000,000.00	326,000,000.00	10,116,315.66	116,315.66	10,116,315.66	10,000,000.00	0.00	0.00	0.00	0.00	0.00%
10B	321770210	03/17/22	5,000,000.00	326,000,000.00	5,059,980.75	59,980.75	5,059,980.75	5,000,000.00	0.00	0.00	0.00	0.00	0.00%
10C	321770310	03/17/22	5,000,000.00	326,000,000.00	5,059,980.75	59,980.75	5,059,980.75	5,000,000.00	0.00	0.00	0.00	0.00	0.00%
48	321770048	06/17/21	5,765,359.42	3,900,000.00	4,340,106.13	647,735.24	4,340,106.13	3,692,370.89	2,072,988.53	0.00	204,124.06	1,868,864.47	31.14%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			30,765,359.42	1,307,900,000.00	29,640,009.88	947,638.99	29,640,009.88	28,692,370.89	2,072,988.53	0.00	204,124.06	1,868,864.47

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
10	321770010	03/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10A	321770110	03/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10B	321770210	03/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10C	321770310	03/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	321770048	04/17/23	0.00	0.00	1,868,864.47	0.00	0.00	(204,124.06)	0.00	0.00	1,868,864.47
		06/17/21	0.00	0.00	2,072,988.53	0.00	0.00	2,072,988.53	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,868,864.47	0.00	0.00	1,868,864.47	0.00	0.00	1,868,864.47

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	7,210.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.13	0.00	0.00	0.00
17	0.00	0.00	4,132.80	0.00	0.00	10,804.67	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	16,137.12	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	715.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	2,653.88	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,843.17	0.00	715.03	29,595.67	0.00	0.00	0.13	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		52,154.00

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29